Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

13.       Subsequent Events

  New vessel acquisition: On October 7, 2013, the Company, through its new subsidiary Pulap Shipping Company Inc., entered into a memorandum of agreement to purchase from an unaffiliated third party, a Capesize dry bulk carrier for the purchase price of $52,000. The vessel was renamed “P. S. Palios”, and was delivered on December 2, 2013.

  Vessel delivery: On October 10, 2013, Makur took delivery of the “Myrsini”, which was acquired for $22,700 (Notes 4 and 9).

  Early charter termination: On November 26, 2013, the charterers of the “Houston” terminated the time charter agreement and redelivered the vessel to the owners, who started arbitration proceedings against the charterers for breach of the charter party (Note 7). As a result of the earlier termination of the charter party by the charterers, the unamortized balance of prepaid charter revenue, amounting to $3,073, was fully amortized against Time charter revenues.

  Pending Litigation: On December 5, 2013, the Company was found vicariously liable for the acts of its employees (Note 9) and it was fined with an amount of $1,100 and three and a half years of probation.

  New vessel construction contract: On January 8, 2014 the Company, through its new subsidiary Houk Shipping Company Inc., signed a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Shanghai Sinopacific International Trade Co., Ltd., for the construction of a Kamsarmax dry bulk vessel for a contract price of US$28,825. The Company expects to take delivery of the vessel during the second quarter of 2016.

  Loan agreement: On January 9, 2014, Taka and Fayo both entered into a loan agreement with Commonwealth Bank of Australia, London Branch, for a loan facility of up to $18,000 to finance part of the acquisition cost of the vessels “Melite” and “Artemis”. The loan which was drawn on January 13, 2014, will bear interest at LIBOR plus a margin of 2.25%. The Company paid a non-refundable arrangement fee of $135 on signing the agreement, and a 1% commitment fee on the undrawn loan from signing of the agreement until the drawdown date.